Trade Accounts Receivable, Net - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 29,248	$ 30,588
Other financial obligations	$ 12,739	19,362
Estimated credit loss rate increase description	The average ECL rate increases in each segment of days past due until the rate is 100% for the segment of 365 days or more past due.
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 13,048	12,713		$ 664	$ 647
Other financial obligations	11,770	11,313		$ 599	$ 576
Financial expense	$ 446	$ 308	$ 258